Label	Element	Value
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	$ 259,883,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	166,389,000
Convertible Notes	arvl_ConvertibleNotes	376,248,000
Gross carrying amount [member]
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	186,980,000
Undiscounted Operating Lease Payments To Be Paid	arvl_UndiscountedOperatingLeasePaymentsToBePaid	113,092,000
Convertible Notes	arvl_ConvertibleNotes	$ 160,203,000